Trade Receivables - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
Minimum
Trade And Other Receivables [Line Items]
Trade receivable maturity period	20 days
Maximum
Trade And Other Receivables [Line Items]
Trade receivable maturity period	30 days